Supplemental cash flow information (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Supplemental disclosure of non-cash financing activities
Non-cash indemnifications received	$ 0	$ 0	$ 315	$ 8,600